UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUES:
Voyage charter revenues	$ 1,310,662	$ 389,119
Total vessel revenues	12,478,424	56,012,683
EXPENSES:
Voyage expenses (including $715,183 and $156,130 to related party for the six months ended June 30, 2023 and 2024, respectively)	(1,100,402)	(1,242,116)
Vessel operating expenses	(4,909,348)	(11,190,295)
Management fees to related parties	(970,426)	(1,657,500)
Recovery of provision/(provision) for doubtful accounts	(25,369)	266,732
Depreciation and amortization	(2,354,631)	(3,785,684)
General and administrative expenses (including $1,102,777 and $1,599,000 to related party for the six months ended June 30, 2023 and 2024, respectively)	(4,698,176)	(1,841,586)
Gain on sale of vessels	19,559,432	40,548,776
Total expenses	5,501,080	21,098,327
Operating income	17,979,504	77,111,010
OTHER (EXPENSES)/INCOME:
Interest and finance costs	(283,104)	(668,815)
Interest income	4,328,318	1,210,769
Dividend income from related party	1,263,889	0
Foreign exchange losses	(2,281)	(21,352)
Dividend income on equity securities	4,136	0
Loss on equity securities	(13,837)	0
Total other income, net	5,297,121	520,602
Net income, before taxes	23,276,625	77,631,612
Income taxes	(22,497)	(290,625)
Net income	23,254,128	77,340,987
Comprehensive income	23,254,128	77,340,987
Dividend on Series A Preferred Shares	(707,778)	(451,111)
Deemed dividend on Series A Preferred Shares	(1,509,700)	(931,034)
Net income attributable to common shareholders	$ 21,036,650	$ 75,958,842
Earnings per common share, basic (in dollars per share)	$ 1.12	$ 5.13
Earnings per common share, diluted (in dollars per share)	$ 0.5	$ 1.3
Weighted average number of common shares, basic (in shares)	17,416,746	14,810,147
Weighted average number of common shares, diluted (in shares)	45,141,763	59,492,793
Time Charter [Member]
REVENUES:
Vessel revenues	$ 6,518,240	$ 5,519,288
Pool [Member]
REVENUES:
Vessel revenues	$ 4,649,522	$ 50,104,276